Federated Capital Income Fund II

A Portfolio of Federated Insurance Series

SUPPLEMENT TO Summary PROSPECTUS DATED aPRIL 30, 2011

Under the heading entitled “FUND MANAGEMENT,” please add the following to the list of portfolio managers:

“Christopher J. Smith, Senior Portfolio Manager, has been the Fund's portfolio manager since July 2011.”

July 28, 2011

Federated Capital Income Fund II
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Q450911 (7/11)